UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1827

Date of fiscal year end: August 31

Date of reporting period: May 31,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 5/31/11 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2011

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (75.0%)

	FEDERAL FARM CREDIT BANK (1.3%)
$1,000,000	Federal Farm Credit Bank	2.63%	4/17/14	$1,048,912
1,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $998,681)			1,048,912
	FEDERAL HOME LOAN BANK (11.7%)
2,500,000	Federal Home Loan Bank	3.63	10/18/13	2,670,620
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,114,435
3,000,000	Federal Home Loan Bank	5.00	12/21/15	3,429,327
1,000,000	Federal Home Loan Bank	5.13	10/19/16	1,159,319
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,153,922
8,500,000	TOTAL FEDERAL HOME LOAN BANK (Cost $8,972,304)			9,527,623
	FEDERAL HOME LOAN MORTGAGE CORPORATION (27.2%)
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,565,294
2,000,000	Federal Home Loan Mortgage Corporation	3.00	7/28/14	2,119,710
451,205	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	484,275
44,547	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	44,735
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,172,529
311,873	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	321,034
7,823	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	8,446
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,158,377
119,764	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	129,295
9,566	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	10,327
175,326	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	178,854
481,937	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	501,521
10,001	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	10,797
33,346	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	36,000
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,065,506
23,955	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	25,596
162,745	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	173,489
90,977	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	96,983
20,959	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	22,628
397,756	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	429,411
18,772	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	20,219
25,120	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	27,119
112,196	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	120,844
567,106	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	612,238
145,479	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	149,241
961,014	Federal Home Loan Mortgage Corporation Gold PC Pool #G13085	4.50	4/1/23	1,019,656
452,731	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	485,366
401,137	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	430,052
325,278	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	350,656
160,814	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	165,805
756,898	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	803,084
172,584	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	180,494
860,960	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00	1/1/25	903,416
681,449	Federal Home Loan Mortgage Corporation Gold PC Pool #G13855	4.50	6/1/25	722,818
226,982	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	240,620
875,912	Federal Home Loan Mortgage Corporation REMIC	4.50	6/15/27	931,426
600,164	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	631,403
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,314,444
81,612	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	82,455
244,277	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	250,013
103,289	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	107,020

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$30,726	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25%	6/15/32	$30,984
640,479	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	711,320
482,726	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	515,923
182,329	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	194,868
260,568	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.49	2/1/35	275,725
223,599	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	238,416
168,358	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	179,516
329,658	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	358,497
461,186	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	499,945
20,395,183	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $20,781,888)			22,108,390
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (33.5%)
61,591	Federal National Mortgage Association Pool #255325	4.50	7/1/11	61,501
1,500,000	Federal National Mortgage Association	2.75	3/13/14	1,577,635
1,000,000	Federal National Mortgage Association	2.63	11/20/14	1,050,714
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,557,345
26,322	Federal National Mortgage Association Pool #511823	5.50	5/1/16	28,585
763,605	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	813,565
26,561	Federal National Mortgage Association Pool #615289	5.50	12/1/16	28,845
84,532	Federal National Mortgage Association Pool #622373	5.50	12/1/16	91,799
54,427	Federal National Mortgage Association Pool #631328	5.50	2/1/17	59,140
84,109	Federal National Mortgage Association Pool #623503	6.00	2/1/17	92,101
3,453	Federal National Mortgage Association Pool #643277	5.50	4/1/17	3,752
6,749	Federal National Mortgage Association Pool #638247	5.50	5/1/17	7,334
249,065	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	254,599
44,033	Federal National Mortgage Association Pool #685183	5.00	3/1/18	47,551
143,249	Federal National Mortgage Association Pool #254684	5.00	3/1/18	154,694
57,883	Federal National Mortgage Association Pool #703936	5.00	5/1/18	62,507
394,446	Federal National Mortgage Association Pool #257566	4.50	1/1/19	421,659
642,161	Federal National Mortgage Association Pool #780956	4.50	5/1/19	687,567
210,178	Federal National Mortgage Association Pool #790984	5.00	7/1/19	227,364
243,523	Federal National Mortgage Association Pool #786915	5.00	8/1/19	263,283
573,293	Federal National Mortgage Association Pool #735063	4.50	12/1/19	613,202
79,942	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	81,965
281,089	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	292,846
1,283,328	Federal National Mortgage Association Pool #890121	5.00	3/1/23	1,382,652
137,487	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	147,463
1,000,000	Federal National Mortgage Association Pool #AH8061	4.00	6/1/26	1,043,531
1,000,000	Federal National Mortgage Association TBA	4.00	6/1/26	1,042,031
80,031	Federal National Mortgage Association Pool #412682	6.00	3/1/28	88,913
72,259	Federal National Mortgage Association Pool #425239	6.50	4/1/28	82,031
52,415	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	52,690
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,386,305
735	Federal National Mortgage Association Pool #568625	7.50	1/1/31	860
32,746	Federal National Mortgage Association Pool #571090	7.50	1/1/31	38,306
1,795	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,100
19,640	Federal National Mortgage Association Pool #629297	6.50	2/1/32	22,296
339,448	Federal National Mortgage Association Pool #626440	7.50	2/1/32	397,701
25,636	Federal National Mortgage Association Pool #634996	6.50	5/1/32	29,103
39,317	Federal National Mortgage Association Pool #254383	7.50	6/1/32	46,065
126,123	Federal National Mortgage Association Pool #254476	5.50	9/1/32	137,539
4,920	Federal National Mortgage Association Pool #688539	5.50	3/1/33	5,363
283,628	Federal National Mortgage Association Pool #650386	5.00	7/1/33	303,879
186,235	Federal National Mortgage Association Pool #726889	5.50	7/1/33	202,976
183,785	Federal National Mortgage Association Pool #759028	5.50	1/1/34	200,306
178,390	Federal National Mortgage Association Pool #769862	5.50	2/1/34	194,259
178,371	Federal National Mortgage Association Pool #761913	5.50	2/1/34	194,498
149,216	Federal National Mortgage Association Pool #763393	5.50	2/1/34	162,629
14,031	Federal National Mortgage Association Pool #769682	5.00	3/1/34	15,015

2

Value Line U.S. Government Securities Fund, Inc.

May 31, 2011

Principal Amount		Rate	Maturity Date	Value

$506,295	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00%	4/25/34	$549,387
9,274	Federal National Mortgage Association Pool #778141	5.00	5/1/34	9,924
193,451	Federal National Mortgage Association Pool #773586	5.50	6/1/34	210,660
237,689	Federal National Mortgage Association Pool #255311	6.00	7/1/34	263,178
9,709	Federal National Mortgage Association Pool #258149	5.50	9/1/34	10,578
2,085	Federal National Mortgage Association Pool #789150	5.00	10/1/34	2,231
345,112	Federal National Mortgage Association Pool #255496	5.00	11/1/34	369,321
32,612	Federal National Mortgage Association Pool #797154	5.50	11/1/34	35,574
84,781	Federal National Mortgage Association Pool #801063	5.50	11/1/34	92,322
112,119	Federal National Mortgage Association Pool #804683	5.50	12/1/34	122,092
112,911	Federal National Mortgage Association Pool #803675	5.50	12/1/34	122,955
311,683	Federal National Mortgage Association Pool #815813 (1)	2.62	2/1/35	327,510
307,141	Federal National Mortgage Association Pool #735224	5.50	2/1/35	334,751
25,077	Federal National Mortgage Association Pool #255580	5.50	2/1/35	27,308
290,348	Federal National Mortgage Association Pool #896016	6.00	8/1/36	320,395
302,673	Federal National Mortgage Association Pool #901561	5.50	10/1/36	329,125
589,132	Federal National Mortgage Association Pool #919584	6.00	6/1/37	648,995
431,417	Federal National Mortgage Association Pool #943647	5.50	7/1/37	468,581
158,011	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	164,404
388,403	Federal National Mortgage Association Pool #AA9181	4.50	8/1/39	404,117
900,110	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	963,073
92,475	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	96,187
392,373	Federal National Mortgage Association Pool #AD5234	4.50	7/1/40	408,126
562,465	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	599,811
974,647	Federal National Mortgage Association Pool #890236	4.50	8/1/40	1,013,789
1,289,128	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	1,340,882
810,167	Federal National Mortgage Association Pool #AE2078	4.50	8/1/40	842,692
412,190	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	439,558
1,000,000	Federal National Mortgage Association TBA	4.50	6/1/41	1,038,750
25,303,225	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $25,975,369)			27,214,340
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
108,827	Government National Mortgage Association Pool #003645	4.50	12/20/19	117,389
8,357	Government National Mortgage Association Pool #541349	6.00	4/15/31	9,360
3,421	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,832
46,170	Government National Mortgage Association Pool #548880	6.00	12/15/31	51,714
47,476	Government National Mortgage Association Pool #551762	6.00	4/15/32	53,177
23,459	Government National Mortgage Association Pool #582415	6.00	11/15/32	26,276
211,853	Government National Mortgage Association Pool #604485	6.00	7/15/33	237,291
106,579	Government National Mortgage Association Pool #622603	6.00	11/15/33	119,377
4,025	Government National Mortgage Association Pool #429786	6.00	12/15/33	4,508
96,607	Government National Mortgage Association Pool #605025	6.00	2/15/34	108,207
6,519	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,341
81,219	Government National Mortgage Association Pool #610944	5.50	4/15/34	90,025
125,289	Government National Mortgage Association Pool #583008	5.50	6/15/34	138,795
54,110	Government National Mortgage Association Pool #605245	5.50	6/15/34	59,943
923,911	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $937,202)			1,027,235
56,122,319	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,665,444)			60,926,500
U.S. TREASURY OBLIGATIONS (20.2%)
1,000,000	U.S. Treasury Notes	2.13	11/30/14	1,038,594
1,000,000	U.S. Treasury Notes	3.00	8/31/16	1,062,188
1,000,000	U.S. Treasury Notes	2.75	5/31/17	1,039,922
2,000,000	U.S. Treasury Notes	2.88	3/31/18	2,070,624
1,000,000	U.S. Treasury Notes	3.13	5/15/19	1,037,734
4,000,000	U.S. Treasury Notes	3.38	11/15/19	4,196,248

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$2,000,000	U.S. Treasury Notes	3.63%	2/15/20	$2,130,000
1,000,000	U.S. Treasury Notes	2.63	8/15/20	974,766
2,000,000	U.S. Treasury Bonds	7.88	2/15/21	2,836,094
15,000,000	TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,956,498)			16,386,170
	TOTAL INVESTMENT SECURITIES (95.2%) (Cost $73,621,942)			77,312,670

REPURCHASE AGREEMENT (6.8%)
5,500,000	With Morgan Stanley, 0.07%, dated 05/31/11, due 06/01/11, delivery value $5,500,011 (collateralized by $5,535,000 U.S. Treasury Notes 1.0000%, due 07/15/13 with a value of $5,613,523)			5,500,000
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.0%)			(1,606,474)
	NET ASSETS (2) (100.0%)			$ 81,206,196
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($81,206,196 ÷ 6,726,089 shares outstanding)			$ 12.07

(1)	Adjustable rate security. The rate shown is as of May 31, 2011.
(2)
For federal income tax purposes, the aggregate cost was $79,121,942, aggregate gross unrealized appreciation was $3,759,108, aggregate gross unrealized depreciation was $68,380 and the net unrealized appreciation was $3,690,728.

TBA	To Be Announced.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of May 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$60,926,500	$0	$60,926,500
U.S. Treasury Obligation	0	16,386,170	0	16,386,170
Short-Term Investments	0	5,500,000	0	5,500,000

Total Investments in Securities	$0	$82,812,670	$0	$82,812,670

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended May 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended May 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 22, 2011